N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2022

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report | July 31, 2022

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the annual report for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the year ended July 31, 2022 (“the period”). The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee (“FOMC” or “Committee”) in its mid-July meeting decided to raise the target range for the federal funds rate to 2-1/4 to 2-1/2 percent, the fourth consecutive rate hike in 2022, and anticipates that ongoing increases in the target range will be appropriate. In addition, the Committee will continue reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities. Job gains have been robust in recent months, and the unemployment rate has remained low. Inflation remains elevated, reflecting supply and demand imbalances related to the pandemic, higher food and energy prices, and broader price pressures. The Committee is strongly committed to returning inflation to its 2 percent objective. In assessing the appropriate stance of monetary policy, the Committee will continue to monitor the implications of incoming information for the economic outlook. The Committee would be prepared to adjust the stance of monetary policy as appropriate if risks emerge that could impede the attainment of the Committee’s goals.

Municipal Bond Market Recap

The municipal market started the annual period on a weak note posting three consecutive months of negative total returns. Sustained inflation fears and the Federal Reserve’s plans to begin tapering asset purchases pushed interest rates higher. The Federal Reserve’s tone became increasingly more hawkish throughout the first half of the period. In November the municipal market halted its three month skid and posted its strongest month of the 2021 calendar year as the Omicron variant spread rapidly. Interest rates decreased on uncertainties of how another COVID variant could possibly impact the economy. COVID concerns eased a bit in December as the Omicron variant appeared to be more contagious though less severe than previous variants. The municipal market was relatively quiet, finishing the month with a slight positive return. As the new calendar year began the municipal market posted its worst month of total returns since March of 2020. COVID concerns continued to wane and inflation continued to rise at levels not seen in decades. Expectations of multiple rate hikes in calendar year 2022 became ever more likely and weighed heavily on bond prices.

Interest rates continued to rise in the second half of the fiscal year, leading to two consecutive quarters of negative returns to finish the fiscal year. Rising interest rates continued to weigh on the market as persistent rising inflation led to expectations of continued strong policy tightening by the Federal Reserve. Less favorable supply/demand dynamics also weighed on performance. For the fiscal year, the municipal market finished down 6.93% as measured by the Bloomberg Barclays Municipal Bond Index (the “Index”). During the fiscal year, interest rates rose significantly throughout the curve. Shorter duration bonds outperformed longer duration bonds due to being less interest rate sensitive. Lower rated, investment grade (i.e. BBB) municipal bonds underperformed their higher rated counterparts during the period. Municipal issuance during the period totaled approximately $335.9 billion nationally, a 3.00% decrease from the preceding 12-month period.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of -6.62%*, -7.74%*, -6.39%*, -7.88%*, -6.46%*, and -6.70%* for Class A Shares and -6.38%*, -7.52%*, -6.07%*, -7.64%*, -6.21%*, and -6.46%* for Class I Shares, respectively, for the fiscal year ended July 31, 2022. These compare to the Morningstar Muni Single State Intermediate Category which returned -6.22% for the period. The Funds’ returns also compare to the Index’s return of -6.93%. The Funds that underperformed the Index during the period had a higher duration than the Index. Additionally, the Index is unmanaged, incurs no expenses, and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $539,900 ($647,850 for married filing jointly) in 2022 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 2.62% falls to approximately 1.55% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

The Portfolio Management Team (“Team”) continues to be selective in our trades. We continue to seek high-quality bonds, with a focus on general obligation and essential-service bonds. Interest rates have rose significantly in 2022 as the Fed has taken a more hawkish approach to fiscal policy. In a rising interest rate environment, the Team looks to take the opportunity to swap bonds purchased when interest rates were at historic lows for bonds with similar characteristics (i.e. maturity, coupon, and rating) that offer higher yields.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-6.62%	-0.27%	1.01%	1.61%	3.65%
Class A With sales charge (2.50%)	-8.92%	-1.12%	0.50%	1.35%	3.57%
Class I Without sales charge	-6.38%	-0.03%	N/A	N/A	1.26%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 0.90%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-7.74%	-1.34%	0.07%	0.87%	3.59%
Class A With sales charge (2.50%)	-10.06%	-2.17%	-0.44%	0.62%	3.50%
Class I Without sales charge	-7.52%	-1.09%	N/A	N/A	0.28%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.46% and 1.21%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-6.39%	-0.83%	0.67%	1.45%	3.14%
Class A With sales charge (2.50%)	-8.71%	-1.66%	0.16%	1.20%	3.05%
Class I Without sales charge	-6.07%	-0.55%	N/A	N/A	0.91%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-7.88%	-0.78%	0.69%	1.45%	3.30%
Class A With sales charge (2.50%)	-10.17%	-1.60%	0.18%	1.19%	3.20%
Class I Without sales charge	-7.64%	-0.53%	N/A	N/A	0.97%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 0.90%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-6.46%	-0.43%	0.86%	1.40%	3.25%
Class A With sales charge (2.50%)	-8.84%	-1.27%	0.35%	1.14%	3.14%
Class I Without sales charge	-6.21%	-0.18%	1.11%	N/A	0.91%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.14% and 0.89%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-6.70%	-0.78%	0.52%	1.27%	3.25%
Class A With sales charge (2.50%)	-9.07%	-1.60%	0.02%	1.02%	3.14%
Class I Without sales charge	-6.46%	-0.57%	0.75%	N/A	0.59%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.23% and 0.98%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2022

General Obligation	42.5%
Pre-Refunded	14.1%
Utilities	13.7%
Health Care	12.0%
Other Revenue	8.4%
Education	6.7%
Cash Equivalents and Other	1.5%
Transportation	1.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.5%)

Education (6.7%)
Coffeyville Community College 4.000% 06/01/2029	250,000	$267,680
Coffeyville Community College 3.000% 06/01/2031 Callable @ 100.000 06/01/2030	790,000	785,394
Johnson County Community College Foundation Inc 4.000% 11/15/2023	870,000	898,179
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	430,020
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	510,020
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	810,807
Kansas Development Finance Authority 4.000% 05/01/2035 Callable @ 100.000 05/01/2030	275,000	289,938
Kansas Development Finance Authority 4.000% 05/01/2036 Callable @ 100.000 05/01/2030	290,000	304,280
#Kansas Development Finance Authority 5.000% 06/01/2029	400,000	462,884
		4,759,202
General Obligation (42.5%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	950,300
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	433,205
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,023,027
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	266,270
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	266,437
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	317,725
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	263,463
#City of Gardner KS 5.000% 10/01/2028	580,000	672,672
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	369,904
Geary County Unified School District No 475 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	500,000	485,430
Geary County Unified School District No 475 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	439,535
City of Hillsboro KS 3.000% 09/01/2024	100,000	101,586
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	231,016
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	231,771
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	239,460
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	350,003
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	571,175
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,298,260
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	444,645
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	260,455
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2026	250,000	280,825
Johnson County Unified School District No 233 Olathe 5.000% 09/01/2031	500,000	604,390
City of Lawrence KS 5.000% 09/01/2023	205,000	212,827
City of Lawrence KS 5.000% 09/01/2024	210,000	224,259
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	693,043
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	535,510
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,052,051
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	504,035
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	786,450
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,037,230
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,014
Montezuma Unified School District No 371 4.000% 09/01/2036 Callable @ 100.000 09/01/2029	250,000	260,918
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	875,127
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	325,643
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,394,085
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	245,353
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	766,708
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	740,364
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,043,790
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	1,010,830
County of Saline KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2030	500,000	436,720
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	545,840
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	431,406
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	501,665
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	85,264
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	363,740
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	884,990
City of Topeka KS 3.000% 08/15/2022	500,000	500,325
City of Wichita KS 4.500% 09/01/2022	150,000	150,033
City of Wichita KS 4.750% 09/01/2027	180,000	180,164
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	203,260
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	352,301
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	837,910
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	835,100
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,120,780
		30,249,289
Health Care (12.0%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,040,247
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	507,055
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	570,278
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	100,647
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,613,685
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	503,920
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	538,545
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,009,740
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,198,460
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	457,485
		8,540,062
Other Revenue (8.4%)
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	780,038
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	597,986
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	415,710
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	405,911
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	998,500
City of Manhattan KS 5.000% 12/01/2026	255,000	255,648
City of Manhattan KS 4.500% 12/01/2025	415,000	416,768
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,006,920
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	100,177
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,036,150
		6,013,808
Pre-Refunded (14.1%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	267,090
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	267,090
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	534,180
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	524,280
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,293,790
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	135,440
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	140,456
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	115,374
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	110,358
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	519,715
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	320,678
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	252,620
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	252,555
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	504,630
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	255,030
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	501,125
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	85,262
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	331,168
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	501,615
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	401,252
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	501,145
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	259,690
		10,074,543
Transportation (1.1%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	540,195
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	268,808
		809,003
Utilities (13.7%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,026,770
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	271,635
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	540,710
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	807,006
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,067,690
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	322,467
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	516,935
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	510,610
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	346,167
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	513,080
City of Topeka KS Combined Utility Revenue 3.000% 08/01/2034 Callable @ 100.000 08/01/2029	900,000	901,107
City of Wichita KS Water & Sewer Utility Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	350,000	360,209
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,255,825
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	530,575
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	556,960
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	230,558
		9,758,304

TOTAL MUNICIPAL BONDS (COST: $71,670,198)		$70,204,211

OTHER ASSETS LESS LIABILITIES (1.5%)		$1,054,827

NET ASSETS (100.0%)		$71,259,038

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of July 31, 2022.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2022

General Obligation	29.1%
Pre-Refunded	27.7%
Education	9.0%
Housing	8.3%
Utilities	7.0%
Transportation	6.2%
Cash Equivalents and Other	5.3%
Other Revenue	5.1%
Health Care	2.3%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.7%)

Education (9.0%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	$1,033,887

General Obligation (29.1%)
City of Auburn ME 4.500% 09/01/2022	100,000	100,277
City of Biddeford ME 4.000% 10/01/2026	250,000	273,285
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	411,625
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	513,894
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	90,858
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	223,143
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	220,480
City of Portland ME 5.000% 08/01/2022	125,000	125,259
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	421,030
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	102,701
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	104,469
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	522,855
City of Waterville ME 4.000% 07/01/2025	135,000	135,347
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	104,606
		3,349,829
Health Care (2.3%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,010
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	40,064
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	218,433
		263,507
Housing (8.3%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	385,640
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	139,622
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	124,892
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	191,578
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	115,143
		956,875
Other Revenue (5.1%)
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	125,311
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	126,131
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	107,066
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	224,353
		582,861
Pre-Refunded (27.7%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	796,852
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	266,305
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,061,490
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	529,965
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	522,415
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,529
		3,192,556
Transportation (6.2%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	256,015
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	103,502
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	103,361
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	253,575
		716,453
Utilities (7.0%)
Kennebunk Light & Power District 5.000% 08/01/2022	110,000	109,997
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	485,495
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	208,870
		804,362

TOTAL MUNICIPAL BONDS (COST: $11,362,850)		$10,900,330

OTHER ASSETS LESS LIABILITIES (5.3%)		$609,525

NET ASSETS (100.0%)		$11,509,855

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2022

General Obligation	44.6%
Utilities	26.6%
Pre-Refunded	11.9%
Education	4.2%
Health Care	3.5%
Other Revenue	3.3%
Transportation	3.1%
Cash Equivalents and Other	2.0%
Housing	0.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (4.2%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	$299,683
Nebraska State Colleges Facilities Corp 5.000% 07/15/2023	250,000	258,145
Nebraska State Colleges Facilities Corp 5.000% 07/15/2033 Callable @ 100.000 07/15/2032	500,000	589,560
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	348,155
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	283,014
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	438,760
		2,217,317
General Obligation (44.6%)
Lyons Decatur Northeast Schools 5.000% 12/15/2027 Callable @ 100.000 06/15/2027	200,000	225,398
Lyons Decatur Northeast Schools 5.000% 12/15/2028 Callable @ 100.000 06/15/2027	140,000	156,535
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	967,620
City of Columbus NE 3.000% 12/15/2033 Callable @ 100.000 09/01/2026	325,000	325,952
City of Columbus NE 3.000% 12/15/2036 Callable @ 100.000 09/01/2026	400,000	392,240
Cozad City School District 4.000% 06/15/2025	500,000	529,855
Cozad City School District 4.000% 06/15/2037 Callable @ 100.000 05/17/2027	500,000	514,835
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	364,223
Fremont School District 5.000% 12/15/2032	280,000	338,528
Fremont School District 4.000% 12/15/2033	250,000	275,010
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,839,325
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	911,480
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	544,115
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	531,310
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	320,430
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	920,890
Douglas County School District No 15 4.000% 12/15/2029 Callable @ 100.000 12/15/2026	300,000	318,255
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	381,695
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	680,843
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	486,415
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	245,967
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	261,393
County of Kearney NE 4.000% 06/01/2024	350,000	363,668
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	606,555
City of La Vista NE 3.000% 09/15/2041 Callable @ 100.000 01/05/2027	250,000	225,630
City of La Vista NE 5.000% 09/15/2028 Callable @ 100.000 06/15/2027	500,000	560,010
Hershey Public Schools 4.000% 12/15/2027 Callable @ 100.000 12/15/2026	235,000	254,789
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	668,327
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,110,427
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	550,681
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	530,935
City of Omaha NE 3.000% 04/15/2041 Callable @ 100.000 04/15/2031	1,000,000	939,100
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,073,888
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	559,560
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	518,540
Papio Missouri River Natural Resource District 3.000% 12/01/2036 Callable @ 100.000 10/12/2026	600,000	588,510
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	275,586
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	432,600
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	875,350
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	828,600
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	830,920
		23,325,990
Health Care (3.5%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	222,902
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	532,500
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	355,773
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	477,833
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	228,347
		1,817,355
Housing (0.8%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	396,217

Other Revenue (3.3%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	735,540
Omaha Public Facilities Corp 4.000% 04/15/2031	250,000	281,122
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	278,153
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	444,661
		1,739,476
Pre-Refunded (11.9%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	322,332
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	539,665
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	537,595
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	501,780
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,003,540
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	278,172
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	260,013
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	277,805
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,643,460
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	545,325
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	277,230
		6,186,917
Transportation (3.1%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	553,665
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,070,040
		1,623,705
Utilities (26.6%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,006,300
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	501,590
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	105,504
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	331,671
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	329,115
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	327,024
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	320,151
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	262,250
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	282,419
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	410,508
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	252,265
Nebraska Public Power District 4.000% 01/01/2044 Callable @ 100.000 01/01/2031	500,000	504,320
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	269,367
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,519,638
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	266,667
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	266,303
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	532,755
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	259,268
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	800,310
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	424,768
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	263,035
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,123,220
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	266,940
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	487,044
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	419,260
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	378,655
		13,910,347

TOTAL MUNICIPAL BONDS (COST: $52,615,404)		$51,217,324

OTHER ASSETS LESS LIABILITIES (2.0%)		$1,082,154

NET ASSETS (100.0%)		$52,299,478

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2022

Other Revenue	40.8%
Utilities	19.8%
General Obligation	8.6%
Education	8.5%
Transportation	7.9%
Health Care	7.0%
Pre-Refunded	4.2%
Cash Equivalents and Other	2.2%
Housing	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (8.5%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	$20,959
Oklahoma Development Finance Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2031	425,000	443,615
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	289,274
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	298,686
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	313,708
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	323,187
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	284,642
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	401,528
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	534,330
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	661,531
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	533,300
University of Oklahoma/The 5.000% 07/01/2034	735,000	861,890
University of Oklahoma/The 4.000% 07/01/2036	500,000	532,735
		5,499,385
General Obligation (8.6%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	188,306
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	631,009
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	636,224
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	565,397
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	460,785
City of Norman OK 3.000% 06/01/2027	765,000	800,037
Oklahoma County Independent School District No 12 Edmond 1.000% 03/01/2024	1,000,000	988,490
Oklahoma County Independent School District No 52 Midwest City Del City 4.000% 07/01/2025	500,000	530,100
City of Perkins OK 3.000% 06/01/2033	125,000	124,549
City of Perkins OK 3.000% 06/01/2034	115,000	112,924
City of Stillwater OK 5.000% 06/01/2025	470,000	510,129
		5,547,950
Health Care (7.0%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	772,868
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	205,250
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	258,128
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	344,303
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	376,610
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	268,493
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	251,980
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	351,417
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	176,412
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	826,724
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	252,253
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	476,130
		4,560,568
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	470,000	463,669
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	160,000	162,971
		626,640
Other Revenue (40.8%)
Blackwell Facilities Authority 4.000% 09/01/2024	310,000	321,532
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,077,104
Carter County Public Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	550,000	515,542
Carter County Public Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2031	575,000	532,088
Cleveland County Public Facilities Authority 4.000% 05/01/2023	480,000	488,789
Cleveland County Public Facilities Authority 4.000% 05/01/2027	250,000	269,998
Cleveland County Public Facilities Authority 5.000% 05/01/2030 Callable @ 100.000 05/01/2027	650,000	731,016
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	204,394
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	305,493
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	815,000	786,825
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	303,659
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	415,836
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	1,014,396
Johnston County Educational Facilities Authority 4.000% 09/01/2032	645,000	721,981
Kay County Public Buildings Authority 5.000% 09/01/2023	500,000	516,590
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	559,105
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	246,105
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	558,999
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	392,556
Love County Educational Facilities Authority 3.000% 12/01/2038 Callable @ 100.000 12/01/2031	765,000	707,441
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	485,370
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	533,310
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	272,770
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	435,752
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	381,290
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	432,904
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	684,313
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	247,360
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	900,723
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,067,460
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	262,003
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	152,170
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	156,117
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	160,146
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	164,540
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	263,698
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	199,662
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	185,605
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	373,453
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	394,503
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	220,332
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	305,898
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	600,241
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	519,030
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	862,826
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	650,350
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	1,008,480
Pottawatomie County Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2030	625,000	614,706
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	687,834
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	251,668
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	502,675
Seminole County Educational Facilities Authority 3.000% 12/01/2030	415,000	409,439
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	558,932
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	202,078
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	541,580
		26,358,667
Pre-Refunded (4.2%)
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	488,131
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	539,080
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	388,855
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	519,205
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	765,998
		2,701,269
Transportation (7.9%)
*Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,091,400
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,012,070
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	104,970
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,418,983
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	151,048
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	337,857
		5,116,328
Utilities (19.8%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	770,325
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	508,210
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,057,970
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	569,860
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	521,355
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	107,341
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	179,725
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	266,140
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	529,920
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	347,584
Oklahoma Water Resources Board 5.000% 10/01/2024	250,000	267,670
Oklahoma Water Resources Board 5.000% 10/01/2025	250,000	274,643
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	858,726
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,496,748
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	296,410
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	992,541
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	483,279
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	531,598
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	2,730,660
		12,790,705

TOTAL MUNICIPAL BONDS (COST: $64,874,106 )		$63,201,512

OTHER ASSETS LESS LIABILITIES (2.2%)		$1,415,941

NET ASSETS (100.0%)		$64,617,453

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2022

General Obligation	52.1%
Health Care	14.1%
Other Revenue	9.0%
Utilities	6.8%
Education	5.7%
Housing	4.1%
Pre-Refunded	4.0%
Cash Equivalents and Other	2.5%
Transportation	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (5.7%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	280,000	$284,108
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	500,000	503,700
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,099,460
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	595,285
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	485,645
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	416,228
Montana State Board of Regents 4.000% 11/15/2046 Callable @ 100.000 11/15/2031	1,225,000	1,255,968
		4,640,394
General Obligation (52.1%)
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	558,646
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	536,460
City of Bozeman MT 5.000% 07/01/2025	220,000	240,986
City of Bozeman MT 5.000% 07/01/2026	235,000	263,433
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	238,617
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	252,958
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	908,123
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	461,025
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	244,188
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	577,442
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	593,472
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	611,320
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	522,850
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	482,910
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	749,910
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	311,780
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	244,640
Cascade County School District 5/5C Centerville 3.000% 07/01/2037 Callable @ 100.000 07/01/2031	245,000	239,593
Cascade County School District 5/5C Centerville 3.000% 07/01/2039 Callable @ 100.000 07/01/2031	365,000	352,408
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	510,141
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,048,650
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	250,000	243,280
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	250,000	241,328
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	686,343
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	705,820
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	500,493
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	647,943
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	496,225
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	301,491
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	869,728
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	777,114
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	568,823
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	603,900
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	852,136
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	640,671
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	271,814
Gallatin County School District No 7 Bozeman 4.000% 06/01/2023	325,000	331,799
Gallatin County School District No 7 Bozeman 4.000% 06/01/2027	250,000	274,498
Gallatin County School District No 7 Bozeman 4.000% 06/01/2028	400,000	443,652
Gallatin County School District No 7 Bozeman 4.000% 06/01/2029	1,000,000	1,116,010
Gallatin County School District No 7 Bozeman 4.000% 06/01/2030	570,000	642,236
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	424,375
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	576,386
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	288,177
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	365,476
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	485,353
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	290,584
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	572,325
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	563,475
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	559,670
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	308,899
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	194,268
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	262,783
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	525,655
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	788,617
State of Montana 4.000% 08/01/2023	385,000	396,365
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	897,245
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	503,803
State of Montana 5.000% 08/01/2030	500,000	604,270
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	260,795
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,005,453
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	368,991
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	782,588
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	261,900
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	261,268
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,042,163
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	336,909
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	565,054
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	291,594
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	459,477
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	231,786
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	534,305
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	638,083
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	312,880
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	424,487
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	910,709
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,113,100
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,649,085
		42,223,209
Health Care (14.1%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,105,170
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,093,520
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,092,856
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	1,840,780
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	544,785
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	203,974
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,536,105
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,069,353
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	968,409
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	465,736
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	774,368
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	740,608
		11,435,664
Housing (4.1%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	55,000	55,122
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	220,000	220,931
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	75,000	75,316
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	100,000	100,435
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	80,000	80,978
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	80,000	81,629
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	220,000	224,088
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	130,000	132,275
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	205,000	206,216
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	770,000	773,488
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	635,000	569,925
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	350,000	322,203
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	475,000	486,485
		3,329,091
Other Revenue (9.0%)
City of Billings MT 5.500% 07/01/2026	130,000	130,278
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	492,200
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	902,214
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	760,410
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	415,878
Gallatin County Rural Improvement District 5.500% 07/01/2025	250,000	251,640
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,003,190
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	884,380
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	553,290
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	532,329
Madison County Rural Improvement District 5.500% 07/01/2025	10,000	10,021
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,004,930
City of Missoula MT 4.750% 07/01/2027	75,000	75,074
City of Missoula MT 6.000% 07/01/2030	160,000	160,631
City of Missoula MT 5.125% 07/01/2026	105,000	105,316
		7,281,781
Pre-Refunded (4.0%)
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	523,630
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	250,265
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	547,816
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,061,610
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	380,327
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	474,868
		3,238,516
Transportation (1.7%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	864,450
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,080
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,105
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	330,000	331,198
		1,400,833
Utilities (6.8%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	294,382
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,526,550
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	219,956
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	229,898
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	265,843
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	263,807
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	262,015
Four Corners County Water & Sewer District 4.000% 07/01/2035 Callable @ 100.000 07/01/2031	585,000	623,189
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	610,000	646,856
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	525,000	557,560
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	631,758
		5,521,814

TOTAL MUNICPAL BONDS (COST: $79,958,401)		$79,071,302

OTHER ASSETS LESS LIABILITIES (2.5%)		$2,061,894

NET ASSETS (100.0%)		$81,133,196

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS July 31, 2022

General Obligation	28.8%
Other Revenue	24.8%
Education	15.4%
Health Care	12.2%
Housing	10.5%
Utilities	3.7%
Cash Equivalents and Other	3.2%
Pre-Refunded	1.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2022

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.8%)

Education (15.4%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	$432,480
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	373,329
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	512,115
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	249,020
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	516,140
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	166,716
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	163,876
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2030	150,000	174,978
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	345,852
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	170,630
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	340,669
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	1,000,000	1,042,100
		4,487,905
General Obligation (28.8%)
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	413,272
Fargo Park District 4.000% 05/01/2024	415,000	432,542
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	488,565
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	249,523
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	341,931
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	460,315
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	473,835
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	200,018
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	1,014,520
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	571,545
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	356,033
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	518,360
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	216,117
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	419,025
West Fargo Park District 3.000% 05/01/2029	275,000	287,537
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	1,017,620
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	498,850
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	201,192
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	231,113
		8,391,913
Health Care (12.2%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	207,376
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	233,153
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	491,409
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	620,543
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,312,885
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	222,310
City of Grand Forks ND 5.125% 12/01/2025	250,000	256,435
City of Langdon ND 6.200% 01/01/2025	100,000	100,449
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	102,795
		3,547,355
Housing (10.5%)
North Dakota Housing Finance Agency 1.150% 01/01/2028	500,000	467,505
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	461,070
North Dakota Housing Finance Agency 2.150% 07/01/2024	530,000	530,562
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	342,740
North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	280,230
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	110,832
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	252,970
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	195,000	173,372
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	185,000	161,091
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	279,504
		3,059,876
Other Revenue (24.8%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	257,992
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	501,525
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	274,855
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	511,560
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	351,731
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	490,840
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	510,580
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,129,625
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	251,452
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	439,842
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	443,400
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	477,255
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,859
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	405,880
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	274,180
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	141,236
City of West Fargo ND 4.000% 12/01/2023	230,000	237,482
City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	254,712
		7,195,006
Pre-Refunded (1.4%)
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	401,408

Utilities (3.7%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	258,970
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	419,709
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	164,906
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	231,948
		1,075,533

TOTAL MUNICIPAL BONDS (COST: $29,406,074)		$28,158,996

OTHER ASSETS LESS LIABILITIES (3.2%)		$930,849

NET ASSETS (100.0%)		$29,089,845

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2022

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$71,670,198	$11,362,850	$52,615,404

Investments in securities, at value	$70,204,211	$10,900,330	$51,217,324
Cash and cash equivalents	1,514,001	550,784	723,342
Receivable for Fund shares sold	0	660	8,075
Accrued interest receivable	984,722	76,300	451,521
Receivable from affiliate	11,720	5,213	9,596
Prepaid expenses	856	1,513	1,445
Total assets	$72,715,510	$11,534,800	$52,411,303

LIABILITIES
Payable for securities purchased	$1,122,640	$0	$0
Payable for Fund shares redeemed	236,255	1,687	38,105
Distributions payable	11,778	2,620	8,853
Trustees’ fees payable	4,523	745	3,260
Payable to affiliates	64,182	13,795	48,787
Accrued expenses	17,094	6,098	12,820
Total liabilities	$1,456,472	$24,945	$111,825

NET ASSETS	$71,259,038	$11,509,855	$52,299,478

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$74,133,233	$12,475,896	$55,130,960
Distributable earnings (accumulated losses)	(2,874,195)	(966,041)	(2,831,482)

NET ASSETS	$71,259,038	$11,509,855	$52,299,478

Net Assets - Class A	$60,816,292	$10,908,085	$49,779,581
Net Assets - Class I	$10,442,746	$601,770	$2,519,897
Shares outstanding - Class A	5,980,020	1,105,613	5,074,010
Shares outstanding - Class I	1,026,373	60,962	256,903
Net asset value per share - Class A*	$10.17	$9.87	$9.81
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.43	$10.12	$10.06
Net asset value per share - Class I	$10.17	$9.87	$9.81

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2022

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$64,874,106	$79,958,401	$29,406,074

Investments in securities, at value	$63,201,512	$79,071,302	$28,158,996
Cash and cash equivalents	740,852	1,909,161	679,110
Receivable for Fund shares sold	123,917	187	0
Accrued interest receivable	656,081	407,421	293,308
Receivable from affiliate	11,528	13,128	7,116
Prepaid expenses	898	2,346	516
Total assets	$64,734,788	$81,403,545	$29,139,046

LIABILITIES
Payable for Fund shares redeemed	29,524	162,924	3,746
Distributions payable	6,538	11,288	5,720
Trustees’ fees payable	4,458	5,304	1,861
Payable to affiliates	59,010	71,389	29,042
Accrued expenses	17,805	19,444	8,832
Total liabilities	$117,335	$270,349	$49,201

NET ASSETS	$64,617,453	$81,133,196	$29,089,845

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$68,362,188	$87,066,851	$31,458,372
Distributable earnings (accumulated losses)	(3,744,735)	(5,933,655)	(2,368,527)

NET ASSETS	$64,617,453	$81,133,196	$29,089,845

Net Assets - Class A	$61,401,691	$65,357,385	$27,459,151
Net Assets - Class I	$3,215,762	$15,775,811	$1,630,694
Shares outstanding - Class A	5,572,025	6,871,622	2,887,731
Shares outstanding - Class I	291,541	1,658,584	171,422
Net asset value per share - Class A*	$11.02	$9.51	$9.51
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.30	$9.75	$9.75
Net asset value per share - Class I	$11.03	$9.51	$9.51

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2022

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,096,202	$352,805	$1,397,613
Total investment income	$2,096,202	$352,805	$1,397,613

EXPENSES
Investment advisory fees	$388,683	$64,413	$280,558
Distribution (12b-1) fees - Class A	166,790	30,549	134,228
Transfer agent fees	99,284	21,459	73,334
Administrative service fees	144,831	54,036	114,556
Professional fees	17,912	5,071	13,440
Reports to shareholders	192	109	1,052
License, fees, and registrations	2,707	3,308	3,388
Audit fees	11,869	1,894	8,561
Trustees’ fees	7,613	1,245	5,454
Transfer agent out-of-pockets	7,719	2,069	4,754
Custodian fees	8,241	1,805	5,861
Legal fees	6,457	1,082	4,663
Insurance expense	1,508	273	1,192
Total expenses	$863,806	$187,313	$651,041
Less expenses waived or reimbursed (See Note 7)	(129,582)	(62,715)	(107,280)
Total net expenses	$734,224	$124,598	$543,761

NET INVESTMENT INCOME (LOSS)	$1,361,978	$228,207	$853,852

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(853,717)	$(77,940)	$(497,949)
Net change in unrealized appreciation (depreciation) of investments	(5,907,986)	(1,175,301)	(4,094,076)
Net realized and unrealized gain (loss) on investments	$(6,761,703)	$(1,253,241)	$(4,592,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,399,725)	$(1,025,034)	$(3,738,173)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2022

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,811,346	$2,397,068	$834,636
Total investment income	$1,811,346	$2,397,068	$834,636

EXPENSES
Investment advisory fees	$372,316	$451,208	$160,082
Distribution (12b-1) fees - Class A	175,899	183,162	75,515
Transfer agent fees	95,356	114,290	44,420
Administrative service fees	140,248	162,338	80,823
Professional fees	17,981	20,968	8,683
Reports to shareholders	1,981	1,379	102
License, fees, and registrations	2,763	3,966	1,048
Audit fees	11,921	13,964	4,926
Trustees’ fees	7,714	9,019	3,122
Transfer agent out-of-pockets	4,618	7,138	3,208
Custodian fees	8,896	8,934	3,860
Legal fees	6,308	7,571	2,657
Insurance expense	1,651	1,879	671
Total expenses	$847,652	$985,816	$389,117
Less expenses waived or reimbursed (See Note 7)	(128,239)	(143,955)	(79,832)
Total net expenses	$719,413	$841,861	$309,285

NET INVESTMENT INCOME (LOSS)	$1,091,933	$1,555,207	$525,351

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,835,843)	$(1,947,598)	$(256,900)
Net change in unrealized appreciation (depreciation) of investments	(5,444,319)	(5,758,016)	(2,532,144)
Net realized and unrealized gain (loss) on investments	$(7,280,162)	$(7,705,614)	$(2,789,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,188,229)	$(6,150,407)	$(2,263,693)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,361,978	$228,207	$853,852
Net realized gain (loss) from investment transactions	(853,717)	(77,940)	(497,949)
Net change in unrealized appreciation (depreciation) of investments	(5,907,986)	(1,175,301)	(4,094,076)
Net increase (decrease) in net assets resulting from operations	$(5,399,725)	$(1,025,034)	$(3,738,173)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,143,395)	$(215,030)	$(811,063)
Distributions - Class I	(217,596)	(13,127)	(42,753)
Total distributions	$(1,360,991)	$(228,157)	$(853,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,169,282	$726,606	$6,709,301
Proceeds from sale of shares - Class I	3,764,342	166,716	720,714
Proceeds from reinvested dividends - Class A	1,007,028	177,618	658,681
Proceeds from reinvested dividends - Class I	96,411	12,666	37,020
Cost of shares redeemed - Class A	(11,261,564)	(2,273,445)	(8,545,713)
Cost of shares redeemed - Class I	(2,944,204)	(497,239)	(546,250)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,168,705)	$(1,687,078)	$(966,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,929,421)	$(2,940,269)	$(5,558,236)
NET ASSETS, BEGINNING OF PERIOD	81,188,459	14,450,124	57,857,714
NET ASSETS, END OF PERIOD	$71,259,038	$11,509,855	$52,299,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2022

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,091,933	$1,555,207	$525,351
Net realized gain (loss) from investment transactions	(1,835,843)	(1,947,598)	(256,900)
Net change in unrealized appreciation (depreciation) of investments	(5,444,319)	(5,758,016)	(2,532,144)
Net increase (decrease) in net assets resulting from operations	$(6,188,229)	$(6,150,407)	$(2,263,693)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,022,127)	$(1,225,292)	$(490,770)
Distributions - Class I	(69,341)	(329,292)	(33,831)
Total distributions	$(1,091,468)	$(1,554,584)	$(524,601)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,373,760	$5,478,343	$2,967,752
Proceeds from sale of shares - Class I	442,253	3,392,972	49,314
Proceeds from reinvested dividends - Class A	955,468	1,091,927	432,548
Proceeds from reinvested dividends - Class I	47,809	140,429	29,494
Cost of shares redeemed - Class A	(16,061,803)	(14,637,192)	(4,053,928)
Cost of shares redeemed - Class I	(1,850,782)	(4,392,937)	(362,940)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,093,295)	$(8,926,458)	$(937,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(17,372,992)	$(16,631,449)	$(3,726,054)
NET ASSETS, BEGINNING OF PERIOD	81,990,445	97,764,645	32,815,899
NET ASSETS, END OF PERIOD	$64,617,453	$81,133,196	$29,089,845

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,292,832	$263,536	$882,312
Net realized gain (loss) from investment transactions	8,491	(20,973)	(233,081)
Net change in unrealized appreciation (depreciation) of investments	(407,289)	(103,184)	(427,907)
Net increase (decrease) in net assets resulting from operations	$894,034	$139,379	$221,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,119,334)	$(243,843)	$(838,183)
Distributions - Class I	(173,767)	(19,693)	(44,130)
Total distributions	$(1,293,101)	$(263,536)	$(882,313)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,125,958	$746,316	$6,885,906
Proceeds from sale of shares - Class I	4,199,396	436,085	2,118,920
Proceeds from reinvested dividends - Class A	978,594	193,649	597,347
Proceeds from reinvested dividends - Class I	75,614	16,169	28,875
Cost of shares redeemed - Class A	(5,362,369)	(1,923,398)	(3,042,700)
Cost of shares redeemed - Class I	(495,580)	(531,264)	(1,286,780)
Net increase (decrease) in net assets resulting from capital share transactions	$11,521,613	$(1,062,443)	$5,301,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,122,546	$(1,186,600)	$4,640,579
NET ASSETS, BEGINNING OF PERIOD	70,065,913	15,636,724	53,217,135
NET ASSETS, END OF PERIOD	$81,188,459	$14,450,124	$57,857,714

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,138,779	$1,570,384	$577,838
Net realized gain (loss) from investment transactions	186,911	(88)	(46,417)
Net change in unrealized appreciation (depreciation) of investments	266,011	5,907	(39,589)
Net increase (decrease) in net assets resulting from operations	$1,591,701	$1,576,203	$491,832

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,053,791)	$(1,255,956)	$(530,263)
Distributions - Class I	(84,816)	(314,236)	(46,932)
Total distributions	$(1,138,607)	$(1,570,192)	$(577,195)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$19,889,220	$11,800,545	$5,366,327
Proceeds from sale of shares - Class I	1,079,030	5,478,338	466,104
Proceeds from reinvested dividends - Class A	912,990	1,092,106	466,282
Proceeds from reinvested dividends - Class I	61,434	126,885	38,431
Cost of shares redeemed - Class A	(6,526,838)	(5,914,446)	(3,726,671)
Cost of shares redeemed - Class I	(999,148)	(1,019,327)	(578,856)
Net increase (decrease) in net assets resulting from capital share transactions	$14,416,688	$11,564,101	$2,031,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	$14,869,782	$11,570,112	$1,946,254
NET ASSETS, BEGINNING OF PERIOD	67,120,663	86,194,533	30,869,645
NET ASSETS, END OF PERIOD	$81,990,445	$97,764,645	$32,815,899

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax-Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2022:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$70,204,211	$0	$70,204,211
	Total	$0	$70,204,211	$0	$70,204,211

ME Muni Fund	Municipal Bonds	$0	$10,900,330	$0	$10,900,330
	Total	$0	$10,900,330	$0	$10,900,330

NE Muni Fund	Municipal Bonds	$0	$51,217,324	$0	$51,217,324
	Total	$0	$51,217,324	$0	$51,217,324

OK Muni Fund	Municipal Bonds	$0	$63,201,512	$0	$63,201,512
	Total	$0	$63,201,512	$0	$63,201,512

Tax-Free	Municipal Bonds	$0	$79,071,302	$0	$79,071,302
Fund for MT	Total	$0	$79,071,302	$0	$79,071,302

Tax-Free	Municipal Bonds	$0	$28,158,996	$0	$28,158,996
Fund for ND	Total	$0	$28,158,996	$0	$28,158,996

The Funds did not hold any Level 3 assets during the year ended July 31, 2022.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2022, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$11,419,155	$1,190,765	$16,067,430	$27,853,211	$25,767,831	$7,077,070
Sales	$12,137,120	$2,473,621	$14,262,173	$33,387,796	$22,975,761	$6,871,263

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2022:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	579,311	68,212	644,520	547,168	553,778	293,319
Shares issued from reinvestments	95,487	17,229	65,076	83,285	111,198	43,827
Shares redeemed	(1,075,554)	(217,497)	(840,691)	(1,403,178)	(1,501,443)	(417,534)
Net increase (decrease)	(400,756)	(132,056)	(131,095)	(772,725)	(836,467)	(80,388)

Class I
Shares sold	353,930	16,819	72,937	38,350	342,620	5,181
Shares issued from reinvestments	9,168	1,216	3,651	4,142	14,298	2,981
Shares redeemed	(284,457)	(46,405)	(54,315)	(159,952)	(444,104)	(36,375)
Net increase (decrease)	78,641	(28,370)	22,273	(117,460)	(87,186)	(28,213)

Year Ended 7/31/2021:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,098,407	68,605	646,434	1,653,923	1,145,467	518,839
Shares issued from reinvestments	88,645	17,803	56,110	76,013	106,211	45,177
Shares redeemed	(485,862)	(176,936)	(285,666)	(543,792)	(574,742)	(360,560)
Net increase (decrease)	701,190	(90,528)	416,878	1,186,144	676,936	203,456

Class I
Shares sold	379,851	39,940	198,528	89,675	531,743	45,152
Shares issued from reinvestments	6,849	1,486	2,713	5,111	12,337	3,721
Shares redeemed	(44,854)	(48,983)	(120,798)	(82,650)	(98,890)	(56,186)
Net increase (decrease)	341,846	(7,557)	80,443	12,136	445,190	(7,313)

NOTE 6: Income Tax Information

At July 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$71,671,378	$11,362,788	$52,615,367	$64,873,640	$79,957,652	$29,410,062
Unrealized appreciation	$1,098,590	$150,201	$755,259	$885,353	$1,196,578	$241,829
Unrealized depreciation	(2,565,757)	(612,659)	(2,153,302)	(2,557,481)	(2,082,928)	(1,492,895)
Net unrealized depreciation*	$(1,467,167)	$(462,458)	$(1,398,043)	$(1,672,128)	$(886,350)	$(1,251,066)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/22:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,369,608	$228,854	$864,378	$1,092,194	$1,567,933	$523,588

Year ended 7/31/21:
Tax-exempt income	$1,293,101	$263,536	$882,313	$1,138,607	$1,570,192	$577,195

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$11,782	$2,652	$8,855	$6,544	$11,397	$5,693

Distributions payable	(11,778)	(2,620)	(8,853)	(6,538)	(11,288)	(5,720)
Accumulated capital and other losses	(1,407,032)	(503,615)	(1,433,441)	(2,072,613)	(5,047,414)	(1,117,434)
Unrealized appreciation/(depreciation)*	(1,467,167)	(462,458)	(1,398,043)	(1,672,128)	(886,350)	(1,251,066)
Total accumulated earnings/(deficit)	$(2,874,195)	$(966,041)	$(2,831,482)	$(3,744,735)	$(5,933,655)	$(2,368,527)

The Funds’ capital loss carryforward amounts as of July 31, 2021 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,163,223	$477,686	$1,123,609	$1,275,793	$3,008,580	$871,960
Non-expiring L-T losses	243,809	25,929	309,832	796,820	2,038,834	245,474
Total	$1,407,032	$503,615	$1,433,441	$2,072,613	$5,047,414	$1,117,434

Capital loss carryforward utilized	$0	$0	$0	$0	$0	$0

There were no reclassifications between distributable earnings/(accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2022.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2022 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2022, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Twelve Months Ended 7/31/2022			Payable 7/31/2022
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$388,683	$129,582	$0	$30,324	$11,720	$0
ME Muni Fund	$64,413	$62,715	$0	$4,856	$4,856	$357
NE Muni Fund	$280,558	$107,280	$0	$21,984	$9,596	$0
OK Muni Fund	$372,316	$128,239	$0	$27,116	$11,528	$0
Tax-Free Fund for MT	$451,208	$143,955	$0	$34,155	$13,128	$0
Tax-Free Fund for ND	$160,082	$79,832	$0	$12,418	$7,116	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and dates of expiration are as follows:

	7/31/2024	7/31/2025
	Amount	Amount	Total
KS Muni Fund	$125,783	$129,582	$ 255,365
ME Muni Fund	$63,574	$62,715	$ 126,289
NE Muni Fund	$109,033	$107,280	$ 216,313
OK Muni Fund	$122,886	$128,239	$ 251,125
Tax-Free Fund for MT	$142,929	$143,955	$ 286,884
Tax Free Fund for ND	$79,584	$79,832	$ 159,416

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets for Class A shares. Certain Officers of the Funds are also Officers and Governors of IFD.

	Twelve Months Ended 7/31/2022			Payable 7/31/2022
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$36,354	$4,754	$166,790	$12,853
ME Muni Fund - A	$3,940	$0	$30,549	$2,317
NE Muni Fund - A	$18,996	$9,031	$134,228	$10,469
OK Muni Fund - A	$23,434	$0	$175,899	$12,885
Tax-Free Fund for MT - A	$24,609	$4,071	$183,162	$13,793
Tax-Free Fund for ND - A	$3,315	$2,501	$75,515	$5,866

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Twelve Months Ended 7/31/2022		Payable 7/31/2022
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$107,003	$144,831	$9,458	$11,548
ME Muni Fund	$23,528	$54,036	$2,205	$4,417
NE Muni Fund	$78,088	$114,556	$7,120	$9,213
OK Muni Fund	$99,974	$140,248	$8,359	$10,650
Tax-Free Fund for MT	$121,428	$162,338	$10,818	$12,621
Tax-Free Fund for ND	$47,628	$80,823	$4,224	$6,534

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.15	$10.83	$10.53	$10.78

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.18	$0.19	$0.23	$0.29	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.91)	(0.07)	0.32	0.30	(0.25)
Total from investment operations	$(0.73)	$0.12	$0.55	$0.59	$0.03

Distributions from net investment income	$(0.18)	$(0.19)	$(0.23)	$(0.29)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.53

Total Return (excludes any applicable sales charge)	(6.62%)	1.05%	5.11%	5.69%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$60,816	$70,686	$63,309	$52,936	$56,489
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.15%	1.15%	1.17%	1.18%	1.16%
Ratio of net investment income to average net assets (3)	1.72%	1.67%	2.06%	2.74%	2.67%
Portfolio turnover rate	15.28%	4.30%	15.21%	28.75%	21.27%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Period
	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.15	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.20	$0.21	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (2)	(0.91)	(0.07)	0.32	0.29	(0.20)
Total from investment operations	$(0.71)	$0.14	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.20)	$(0.21)	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.17	$11.08	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	(6.38%)	1.30%	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,443	$10,503	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.90%	0.90%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (3)	1.97%	1.92%	2.31%	2.99%	2.99%
Portfolio turnover rate #	15.28%	4.30%	15.21%	28.75%	21.27%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.89	$10.97	$10.85	$10.64	$10.88

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.18	$0.19	$0.21	$0.26	$0.24
Net realized and unrealized gain (loss) on investments (2)	(1.02)	(0.08)	0.12	0.21	(0.24)
Total from investment operations	$(0.84)	$0.11	$0.33	$0.47	$0.00

Distributions from net investment income	$(0.18)	$(0.19)	$(0.21)	$(0.26)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.87	$10.89	10.97	10.85	10.64

Total Return (excludes any applicable sales charge)	(7.74%)	1.00%	3.08%	4.45%	0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,908	$13,477	$14,573	$14,622	$17,742
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.46%	1.40%	1.40%	1.41%	1.33%
Ratio of net investment income to average net assets (3)	1.76%	1.73%	1.94%	2.40%	2.28%
Portfolio turnover rate	9.66%	15.80%	22.13%	7.56%	10.91%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Period
	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.89	$10.98	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.21	$0.22	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (2)	(1.02)	(0.09)	0.13	0.20	(0.19)
Total from investment operations	$(0.81)	$0.13	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.21)	$(0.22)	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.87	$10.89	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	(7.52%)	1.16%	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$602	$973	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.21%	1.15%	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (3)	2.01%	1.98%	2.19%	2.65%	2.53%
Portfolio turnover rate #	9.66%	15.80%	22.13%	7.56%	10.91%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.77	$10.58	$10.25	$10.46

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.15	$0.17	$0.21	$0.24	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.83)	(0.13)	0.19	0.33	(0.21)
Total from investment operations	$(0.68)	$0.04	$0.40	$0.57	$0.03

Distributions from net investment income	$(0.15)	$(0.17)	$(0.21)	$(0.24)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.81	$10.64	$10.77	$10.58	$10.25

Total Return (excludes any applicable sales charge)	(6.39%)	0.38%	3.81%	5.65%	0.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$49,780	$55,363	$51,557	$44,793	$45,182
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.18%	1.19%	1.21%	1.21%
Ratio of net investment income to average net assets (3)	1.51%	1.59%	1.96%	2.33%	2.36%
Portfolio turnover rate	26.33%	8.21%	13.06%	8.20%	8.99%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Period
	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.63	$10.76	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.18	$0.20	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (2)	(0.82)	(0.13)	0.19	0.32	(0.17)
Total from investment operations	$(0.64)	$0.07	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.18)	$(0.20)	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.81	$10.63	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	(6.07%)	0.63%	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,520	$2,495	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.92%	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (3)	1.76%	1.84%	2.21%	2.58%	2.63%
Portfolio turnover rate #	26.33%	8.21%	13.06%	8.20%	8.99%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$12.14	$12.08	$11.86	$11.47	$11.74

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.17	$0.18	$0.24	$0.29	$0.27
Net realized and unrealized gain (loss) on investments (2)	(1.12)	0.06	0.22	0.39	(0.27)
Total from investment operations	$(0.95)	$0.24	0.46	0.68	0.00

Distributions from net investment income	$(0.17)	$(0.18)	$(0.24)	$(0.29)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$11.02	$12.14	$12.08	$11.86	$11.47

Total Return (excludes any applicable sales charge)	(7.88%)	2.03%	3.92%	5.98%	(0.04%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$61,402	$77,021	$62,321	$44,534	$41,362
Ratio of expenses to average net assets after waivers (3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.15%	1.14%	1.17%	1.20%	1.19%
Ratio of net investment income to average net assets (3)	1.45%	1.51%	1.99%	2.46%	2.28%
Portfolio turnover rate	38.98%	11.13%	13.69%	18.37%	13.03%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Period
	Year	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$12.15	$12.09	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.20	$0.21	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (2)	(1.12)	0.06	0.22	0.39	(0.21)
Total from investment operations	$(0.92)	$0.27	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.20)	$(0.21)	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$11.03	$12.15	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	(7.64%)	2.29%	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,216	$4,970	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.90%	0.89%	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (3)	1.70%	1.76%	2.25%	2.71%	2.62%
Portfolio turnover rate #	38.98%	11.13%	13.69%	18.37%	13.03%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Seven
	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.17	$0.17	$0.22	$0.25	$0.14	$0.24
Net realized and unrealized gain (loss) on investments (2)	(0.83)	(0.01)	0.17	0.32	(0.22)	0.13
Total from investment operations	$(0.66)	$0.16	$0.39	$0.57	$(0.08)	$0.37

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)
Total distributions	$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)

NET ASSET VALUE, END OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08

Total Return (excludes any applicable sales charge) #	(6.46%)	1.57%	3.89%	5.90%	(0.74%)	3.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$65,357	$79,710	$72,738	$60,520	$62,913	$68,990
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.13%	1.15%	1.17%	1.17%	1.15%
Ratio of net investment income to average net assets ^ (3)	1.68%	1.65%	2.15%	2.54%	2.52%	2.42%
Portfolio turnover rate #	26.78%	12.00%	10.52%	19.78%	16.63%	20.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Seven
	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.20	$0.25	$0.28	$0.16	$0.27
Net realized and unrealized gain (loss) on investments (2)	(0.83)	(0.01)	0.17	0.32	(0.22)	0.13
Total from investment operations	$(0.64)	$0.19	$0.42	$0.60	$(0.06)	$0.40

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)
Total distributions	$(0.19)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.51	$10.34	$10.35	$10.18	$9.86	$10.08

Total Return (excludes any applicable sales charge) #	(6.21%)	1.82%	4.15%	6.16%	(0.59%)	4.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,776	$18,055	$13,456	$9,305	$7,639	$5,196
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.88%	0.90%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets ^ (3)	1.93%	1.90%	2.40%	2.80%	2.77%	2.65%
Portfolio turnover rate #	26.78%	12.00%	10.52%	19.78%	16.63%	20.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Seven
	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36	$10.39	$10.31	$10.07	$10.26	$10.20

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.16	$0.19	$0.23	$0.27	$0.15	$0.26
Net realized and unrealized gain (loss) on investments (2)	(0.85)	(0.03)	0.08	0.24	(0.19)	0.06
Total from investment operations	$(0.69)	$0.16	$0.31	$0.51	$(0.04)	$0.32

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)
Total distributions	$(0.16)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)

NET ASSET VALUE, END OF PERIOD	$9.51	$10.36	$10.39	$10.31	$10.07	$10.26

Total Return (excludes any applicable sales charge) #	(6.70%)	1.57%	3.06%	5.10%	(0.40%)	3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,459	$30,747	$28,719	$22,508	$22,910	$23,548
Ratio of expenses to average net assets after waivers ^ (3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.23%	1.24%	1.26%	1.32%	1.31%	1.30%
Ratio of net investment income to average net assets ^ (3)	1.63%	1.85%	2.25%	2.63%	2.54%	2.51%
Portfolio turnover rate #	22.82%	22.02%	21.95%	23.16%	7.57%	11.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

					Seven
	Year	Year	Year	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36	$10.39	$10.32	$10.07	$10.26	$10.20

Income (loss) from investment operations:
Net investment income (loss) (1)	$0.19	$0.22	$0.26	$0.29	$0.16	$0.28
Net realized and unrealized gain (loss) on investments (2)	(0.85)	(0.03)	0.07	0.25	(0.19)	0.06
Total from investment operations	$(0.66)	$0.19	$0.33	$0.54	$(0.03)	$0.34

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)
Total distributions	$(0.19)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.51	$10.36	$10.39	$10.32	$10.07	$10.26

Total Return (excludes any applicable sales charge) #	(6.46%)	1.83%	3.22%	5.47%	(0.25%)	3.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,631	$2,069	$2,150	$2,132	$920	$649
Ratio of expenses to average net assets after waivers ^ (3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.98%	0.99%	1.01%	1.09%	1.06%	1.04%
Ratio of net investment income to average net assets ^ (3)	1.88%	2.10%	2.50%	2.88%	2.78%	2.75%
Portfolio turnover rate #	22.82%	22.02%	21.95%	23.16%	7.57%	11.14%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.
(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising the funds listed below (the “Funds”) as of July 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund	For the year ended July 31, 2022	For the years ended July 31, 2022 and 2021	For the years ended July 31, 2022, 2021, 2020, 2019 and 2018
Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota	For the year ended July 31, 2022	For the years ended July 31, 2022 and 2021	For the years ended July 31, 2022, 2021, 2020, 2019, the seven months ended July 31, 2018 and the year ended December 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Funcds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 29, 2022

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/22	7/31/22	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$999.59	$4.86	0.98%
Actual - Class I	$1,000.00	$999.60	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$999.50	$4.86	0.98%
Actual - Class I	$1,000.00	$999.50	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$999.61	$4.86	0.98%
Actual - Class I	$1,000.00	$999.62	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$999.52	$4.86	0.98%
Actual - Class I	$1,000.00	$999.53	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$999.64	$4.86	0.98%
Actual - Class I	$1,000.00	$999.65	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$999.58	$4.86	0.98%
Actual - Class I	$1,000.00	$999.58	$3.62	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 181 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. (“Viking”), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 8, 2022, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the six series of The Integrity Funds. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the six series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 11 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to 2019); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva

Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: June 2003 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Minot Area Community Foundation

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: June 2003

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Shelly Nahrstedt Treasurer Birth date: August 31, 1961 Began serving: August 2020

Principal occupation(s): Chief Operating Officer, Integrity Fund Services, LLC, and Treasurer, The Integrity Funds (2020 to present); Director of Financial Fund Administration, PNC Capital Advisors, LLC, and Treasurer, PNC Funds (2018-2019); Director, Cohen & Company (2003-2018).

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number, name, address

•   Account balance, transaction history, account transactions

•   Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

•   train employees on privacy, information security and protection of client information.

•   limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

•   open an account or seek financial or tax advice

•   provide account information or give us your contact information

•   make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes-information about your creditworthiness

•   affiliates from using your information to market to you

•   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies

•   The Integrity Funds

•   Viking Mutual Funds

•   Corridor Investors, LLC

•   Viking Fund Management, LLC

•   Integrity Funds Distributor, LLC

•   Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

  The Integrity Funds
  Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $53,135 for the year ended July 31, 2022 and $58,446 for the year ended July 31, 2021.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2022 and $0 for the year ended July 31, 2021.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,000 for the year ended July 31, 2022, and $15,000 for the year ended July 31, 2021. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: October 3, 2022

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

Date: October 3, 2022